IFRSs and interpretations to be adopted and other adjustments (Narrative) (Detail)	12 Months Ended
Dec. 31, 2019
Adoption of Hedge Accounting Requirements of IFRS 9, Financial instruments
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2020
Conceptual Framework
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2020
Amendments to IFRS 3, Business Combinations
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2020
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2020
IFRS 17, Insurance Contracts
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2021
UBS AG | Adoption of Hedge Accounting Requirements of IFRS 9, Financial instruments
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2020
UBS AG | Conceptual Framework
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2020
UBS AG | Amendments to IFRS 3, Business Combinations
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2020
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2020
UBS AG | IFRS 17, Insurance Contracts
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2021